Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions
8.	Related Party Transactions

a.	Teekay and its wholly-owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). The Company also has chartered out tankers to Teekay. For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions – Pooling Agreements” in our Annual Report on From 20-F for the year ended December 31, 2012. Amounts paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Time-charter revenues (i)	3,671	3,671	7,302	7,342
Pool management fees and commissions (ii)	967	801	1,997	1,647
Commercial management fees (iii)	264	204	570	421
Vessel operating expenses—crew training	268	522	666	1,102
Vessel operating expenses—technical management fee (iv)	1,412	2,080	2,859	4,152
General and administrative (v)	2,717	1,041	5,446	2,017
General and administrative—Dropdown Predecessor	—	1,697	—	2,958
Interest Expense—Dropdown Predecessor	—	5,335	—	11,658

(i)	The Company chartered-out the Pinnacle Spirit and Summit Spirit to Teekay under fixed-rate time-charter contracts, which expire in 2014.
(ii)	The Company’s share of the Pool Managers’ fees that are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income.
(iii)	The Manager’s commercial management fees for vessels on time-charter out contracts, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income.
(iv)	The cost of ship management services provided by the Manager of $1.4 million and $2.9 million for the three and six months ended June 30, 2013, respectively, have been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses in the comparable periods to conform to the presentation adopted in the current periods were $2.1 million and $4.2 million, respectively.
(v)	The Manager’s strategic and administrative service fees.

b.	The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $4.1 million and $4.9 million was payable to the Manager as at June 30, 2013 and December 31, 2012, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in due to affiliates on the consolidated balance sheets. The amounts owing from the Pool Managers for monthly distributions are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $19.7 million and $16.6 million as at June 30, 2013 and December 31, 2012, respectively, to the Pool Managers for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when vessels leave the pools.

c.	During June 2012, the Company acquired the 2012 Acquired Business from Teekay, which consisted of seven conventional oil tankers and six product tankers and related time-charter contracts, debt facilities and an interest rate swap, for an aggregate price of approximately $454.2 million, including the assumption of outstanding debt of approximately $428.1 million. Ten of the vessels were acquired on June 15, 2012 and the remaining three were acquired on June 26, 2012. As partial consideration for this acquisition, the Company issued to Teekay 4.5 million Class A common shares and made a cash payment of $1.1 million to Teekay.